Financial Instruments (Details) - Schedule of Credit Risk for Trade Receivables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Credit Risk for Trade Receivables [Line Items]
Trade receivables, Total	$ 7,037,942	$ 4,155,737
Singapore [Member]
Schedule of Credit Risk for Trade Receivables [Line Items]
Trade receivables, Total	6,130,586	3,964,711
Malaysia [Member]
Schedule of Credit Risk for Trade Receivables [Line Items]
Trade receivables, Total	$ 907,356	$ 191,026